RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Investments in debt securities at FVOCI (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	23,326,776	22,461,805
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	24,446,014	23,939,915
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	23,326,776	22,461,805
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	18,659,060	17,993,586
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	4,491,773	4,435,264
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	175,943	32,955
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	23,326,776	22,461,805
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	18,659,060	17,993,586
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	4,491,773	4,435,264
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	175,943	32,955
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	16,879,453	16,247,220
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	2,418,378	2,702,107
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	16,879,453	16,247,220
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	2,418,378	2,702,107
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	123,996	109,246
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	739,792	680,002
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	123,996	109,246
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	739,792	680,002
Central Banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	145,489	194,098
Central Banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	145,489	194,098
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	93,637	124,587
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	273,144	245,734
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	175,943
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	93,637	124,587
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	273,144	245,734
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	175,943
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	1,085,737	840,545
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	1,056,910	782,359
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets		32,955
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	1,085,737	840,545
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	1,056,910	782,359
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets		32,955
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	330,748	477,890
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	3,549	25,062
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	330,748	477,890
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	$ 3,549	$ 25,062